Other receivables and assets - Disclosure of other receivables and other assets (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Trade and other receivables [abstract]
Research tax credit ("CIR")	€ 2,137	€ 0
Prepaid expenses	441	625
Total non-current other receivables and assets	2,579	625
Research tax credit ("CIR")	3,174	3,196
VAT receivables	8,134	6,870
Prepaid expenses	4,392	2,649
Employee-related receivables	872	429
Credit notes	243	0
Other	126	0
Total current other receivables and assets	16,941	13,144
Other receivables and assets	€ 19,520	€ 13,769